Trade payables and accrued liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Trade payables and accrued liabilities
Schedule of trade payables and accrued liabilities

	September 30, 2021	December 31, 2020
Trade payables	$979,779	$1,001,773
Due to related parties (Note 19)	26,786	280,432
Accrued liabilities	1,324,827	2,179,134
	$2,331,392	$3,461,339